Consolidated Income Statements $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($) $ / shares	Dec. 31, 2020 MXN ($) $ / shares	Dec. 31, 2019 MXN ($) $ / shares	Dec. 31, 2018 MXN ($) $ / shares
Statement [Line Items]
Net sales	$ 24,654	$ 490,425	$ 504,059	$ 468,894
Other operating revenues	128	2,541	2,652	850
Total revenues	24,782	492,966	506,711	469,744
Cost of goods sold	15,248	303,313	315,230	294,574
Gross profit	9,534	189,653	191,481	175,170
Administrative expenses	1,156	22,988	19,930	17,313
Selling expenses	6,204	123,405	121,871	114,573
Other income	168	3,343	1,013	673
Other expenses	622	12,381	4,905	2,947
Interest expense	881	17,516	14,133	9,825
Interest income	106	2,100	3,168	2,832
Foreign exchange (loss) gain, net	19	385	(2,467)	(248)
Monetary position gain, net	19	384	260	216
Market value loss on financial instruments	13	264	320	355
Income before income taxes from continuing operations and share in the profit of equity accounted investees	970	19,311	32,296	33,630
Income taxes	745	14,819	10,476	10,169
Share in the profit of equity accounted investees, net of tax	(37)	(736)	6,228	6,252
Net income from continuing operations	188	3,756	28,048	29,713
Net income from discontinued operations | $				3,366
CONSOLIDATED NET INCOME	188	3,756	28,048	33,079
Controlling interest from continuing operations	(98)	(1,930)	20,699	22,560
Controlling interest from discontinued operations | $				1,430
Non-controlling interest from continuing operations	$ 286	$ 5,686	$ 7,349	7,153
Non-controlling interest from discontinued operations | $				$ 1,936
Series B shares [member]
Basic earnings per share of continuing operations
Basic earnings per share of continuing operations | (per share)	$ 0.05	$ 1.03	$ 1.13	$ 2.04
Basic earnings per share of discontinued operations
Basic earnings per share of discontinued operations			0.07	0.08
Diluted earnings per share of continuing operations
Diluted earnings per share of continuing operations | (per share)	0.05	1.03	1.13	2.04
Diluted earnings per share of discontinued operations
Diluted earnings per share of discontinued operations			0.07	0.08
Series D shares [member]
Basic earnings per share of continuing operations
Basic earnings per share of continuing operations | (per share)	0.07	1.29	1.41	2.55
Basic earnings per share of discontinued operations
Basic earnings per share of discontinued operations			0.09	0.10
Diluted earnings per share of continuing operations
Diluted earnings per share of continuing operations | (per share)	$ 0.07	$ 1.29	1.41	2.55
Diluted earnings per share of discontinued operations
Diluted earnings per share of discontinued operations			$ 0.09	$ 0.10